General (Details) - Schedule of change on the Company’s financial statements $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Goodwill	$ 30,852
Liabilities for government grants	1,344
Deferred tax assets	4,156
Deferred tax liabilities	3,897
The Change [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Goodwill	1,140
Liabilities for government grants	(383)
Deferred tax assets	(687)
Deferred tax liabilities	837
As Presented in these Financial Statements [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Goodwill	31,992
Liabilities for government grants	961
Deferred tax assets	3,469
Deferred tax liabilities	$ 4,734